Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.2%
Aerospace & Defense - 0.7%
TransDigm, Inc.
4.88%, 05/01/2029	$ 6,520,000	$ 6,259,885
5.50%, 11/15/2027	3,768,000	3,786,840
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,962,000	2,932,380
8.88%, 06/01/2024 (B)	1,385,000	1,478,487

		14,457,592

Airlines - 1.0%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	10,118,000	9,362,489
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	2,427,000	2,477,567
5.75%, 04/20/2029 (B)	2,126,000	2,176,492
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	197,198	197,619
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (A)	4,033,000	4,057,198
United Airlines Pass-Through Trust
4.63%, 03/03/2024	818,207	825,785

		19,097,150

Auto Components - 2.0%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	4,001,000	4,136,034
8.50%, 05/15/2027 (B)	5,876,000	6,143,828
Dana, Inc.
4.50%, 02/15/2032	4,562,000	4,356,710
5.38%, 11/15/2027	2,558,000	2,644,333
5.63%, 06/15/2028	1,897,000	1,972,880
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	2,986,000	3,022,728
5.00%, 05/31/2026 (A)	2,791,000	2,834,037
5.00%, 07/15/2029 (B)	3,923,000	3,924,961
9.50%, 05/31/2025	3,986,000	4,245,090
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	5,897,000	6,191,850

		39,472,451

Banks - 1.9%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	6,057,000	6,435,562
Fixed until 06/15/2024 (C), 8.00% (D)	3,262,000	3,554,667
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	7,691,000	7,776,678
First-Citizens Bank & Trust Co.
4.75%, 02/16/2024	2,166,000	2,291,471
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	694,000	665,532
5.71%, 01/15/2026 (B)	6,247,000	6,731,533
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 3.77% (D), 04/30/2022 (C)	1,907,000	1,916,443
Fixed until 02/01/2025 (C), 4.60% (D)	4,140,000	4,130,147
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	4,252,000	4,614,185

		38,116,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	$ 10,746,000	$ 10,336,577

Biotechnology - 0.2%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	3,966,000	3,946,170

Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A) (B)	3,796,000	3,986,825
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,173,000	1,148,367
5.00%, 03/01/2030 (B)	694,000	710,715
6.75%, 06/01/2027 (B)	2,884,000	3,002,965
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	6,056,000	6,248,278
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,864,000	2,606,240
4.38%, 07/15/2030 (B)	1,140,000	1,091,379
5.00%, 02/15/2027 (B)	5,281,000	5,314,693

		24,109,462

Capital Markets - 1.9%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	2,250,000	2,243,700
Fixed until 12/18/2024 (C), 6.25% (A) (B) (D)	1,350,000	1,415,813
Fixed until 08/21/2026 (C), 6.38% (B) (D)	3,782,000	3,947,462
Fixed until 09/12/2025 (C), 7.25% (B) (D)	3,450,000	3,687,187
Fixed until 07/17/2023 (C), 7.50% (B) (D)	1,971,000	2,051,101
Fixed until 12/11/2023 (C), 7.50% (B) (D)	5,403,000	5,758,193
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	3,428,000	3,332,119
Fixed until 10/30/2025 (C), 6.00% (A) (D)	1,400,000	1,410,500
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	5,744,000	5,574,782
MSCI, Inc.
3.63%, 09/01/2030 (B)	8,369,000	8,208,734

		37,629,591

Chemicals - 1.8%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	1,345,000	1,321,462
7.50%, 09/30/2029 (B)	1,522,000	1,475,899
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (B)	7,289,000	6,560,100
Hexion, Inc.
7.88%, 07/15/2027 (B)	6,257,000	6,624,599
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	4,559,000	4,650,180
5.25%, 06/01/2027 (B)	9,169,000	9,258,214
Olin Corp.
5.13%, 09/15/2027	3,235,000	3,300,444
5.63%, 08/01/2029	1,906,000	2,001,681

		35,192,579

Commercial Services & Supplies - 2.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	1,744,000	1,748,360
5.75%, 07/15/2027 (A) (B)	7,120,000	7,315,800
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	3,394,000	3,383,411
5.00%, 09/01/2030	2,742,000	2,714,580

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
FXI Holdings, Inc.
12.25%, 11/15/2026 (B)	$ 5,200,000	$ 5,695,196
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,945,000	3,848,742
6.00%, 06/01/2029 (B)	4,381,000	4,105,873
9.50%, 11/01/2027 (B)	2,287,000	2,403,637
Harsco Corp.
5.75%, 07/31/2027 (B)	186,000	189,039
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	3,752,000	3,498,740
5.63%, 10/01/2028 (B)	6,699,000	6,721,107
5.88%, 10/01/2030 (B)	640,000	641,171
Stericycle, Inc.
3.88%, 01/15/2029 (B)	2,077,000	1,973,150
5.38%, 07/15/2024 (B)	4,899,000	4,966,361

		49,205,167

Communications Equipment - 1.3%
Avaya, Inc.
6.13%, 09/15/2028 (B)	9,218,000	9,419,229
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	6,343,000	6,162,986
CommScope, Inc.
4.75%, 09/01/2029 (B)	5,420,000	5,191,981
6.00%, 03/01/2026 (B)	2,723,000	2,757,692
8.25%, 03/01/2027 (B)	2,579,000	2,523,242

		26,055,130

Construction & Engineering - 0.6%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E)	2,008,212	20
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E) (F)	2,015,911	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	4,851,000	4,774,347
6.63%, 01/15/2028 (B)	5,109,000	5,371,654
Taylor Morrison Communities, Inc.
6.63%, 07/15/2027 (B)	1,890,000	1,965,600

		12,111,621

Construction Materials - 0.1%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (B) (G)	1,006,000	1,019,832

Consumer Finance - 1.6%
Altice Financing SA
5.00%, 01/15/2028 (B)	1,771,000	1,641,806
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	2,120,000	2,053,750
3.38%, 11/13/2025	3,975,000	3,979,452
4.00%, 11/13/2030	5,368,000	5,396,021
4.38%, 08/06/2023	3,548,000	3,622,153
4.39%, 01/08/2026	5,034,000	5,185,020
Navient Corp.
5.00%, 03/15/2027	1,020,000	987,788
5.50%, 03/15/2029	1,898,000	1,855,295
5.88%, 10/25/2024	7,127,000	7,393,265

		32,114,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 4.9%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (E)	$ 4,132,216	$ 4,173,538
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	3,741,000	3,544,597
4.00%, 09/01/2029 (B)	3,269,000	3,113,723
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (B)	2,328,000	2,281,440
Ball Corp.
2.88%, 08/15/2030	11,339,000	10,516,922
Canpack SA / Canpack US LLC
3.88%, 11/15/2029 (B)	6,776,000	6,489,216
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	1,069,000	1,082,363
5.38%, 01/15/2028 (B)	8,954,000	9,088,310
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	9,253,000	9,440,743
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (B)	2,805,000	2,805,000
7.88%, 07/15/2026 (B)	5,488,000	5,659,500
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	8,058,000	7,700,070
Greif, Inc.
6.50%, 03/01/2027 (B)	7,031,000	7,277,788
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (B)	4,797,000	4,791,004
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	3,860,000	3,981,127
6.38%, 08/15/2025 (A) (B)	820,000	867,150
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (B)	4,977,000	4,715,707
Trident TPI Holdings, Inc.
9.25%, 08/01/2024 (B)	5,237,000	5,407,203
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	4,224,000	4,258,299
8.50%, 08/15/2027 (B)	1,785,000	1,841,049

		99,034,749

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	6,788,000	6,024,350

Diversified Financial Services - 3.2%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (E)	6,211,919	5,218,012
Dana Financing SARL
5.75%, 04/15/2025 (B)	8,560,000	8,731,200
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.37% (D), 12/21/2065 (B)	17,977,000	14,965,853
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.62% (D), 12/21/2065 (B)	2,974,000	2,579,945

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	$ 4,427,000	$ 4,278,120
5.25%, 10/01/2025 (B)	3,485,000	3,502,425
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	9,405,000	8,892,110
5.75%, 06/15/2027 (B)	3,938,000	3,719,362
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	3,149,000	2,991,581
5.50%, 05/15/2029 (B)	9,769,000	9,955,095

		64,833,703

Diversified Telecommunication Services - 4.2%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	2,400,000	2,376,000
6.00%, 01/15/2030 (A) (B)	4,982,000	4,808,626
6.75%, 05/01/2029 (B)	4,144,000	4,154,360
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	6,033,000	6,500,557
Iliad Holding SASU
6.50%, 10/15/2026 (B)	4,421,000	4,476,837
7.00%, 10/15/2028 (B)	5,031,000	5,105,962
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (B) (H) (I)	3,274,000	1,473,300
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	5,877,000	5,340,724
3.75%, 07/15/2029 (A) (B)	1,968,000	1,795,800
4.25%, 07/01/2028 (B)	4,398,000	4,195,914
4.63%, 09/15/2027 (B)	2,435,000	2,423,069
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	5,144,000	4,713,859
5.13%, 12/15/2026 (B)	7,590,000	7,640,929
5.38%, 06/15/2029 (A) (B)	5,213,000	4,955,204
7.50%, 04/01/2024 (A)	5,811,000	6,208,647
Switch Ltd.
3.75%, 09/15/2028 (B)	4,829,000	4,606,287
4.13%, 06/15/2029 (B)	3,830,000	3,730,343
Telecom Italia Capital SA
6.00%, 09/30/2034	2,860,000	2,817,100
6.38%, 11/15/2033	2,908,000	2,973,430
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	3,657,000	3,451,294

		83,748,242

Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	1,964,376	2,013,485
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	2,072,000	1,914,041
3.88%, 02/15/2032 (B)	1,894,000	1,770,890
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	4,683,000	4,519,095
5.00%, 07/31/2027 (B)	5,812,000	5,898,134
5.63%, 02/15/2027 (B)	611,000	623,404

		16,739,049

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	4,272,000	4,198,180
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	626,766
4.38%, 02/15/2030 (B)	1,386,000	1,385,446

		6,210,392

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	$ 5,467,000	$ 5,511,775
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	1,431,000	1,434,577
7.50%, 04/01/2025 (B)	1,546,000	1,549,865
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (E)	7,792,675	7,519,931
Sunnova Energy Corp.
5.88%, 09/01/2026 (B)	3,788,000	3,617,540
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	4,444,000	4,561,011

		24,194,699

Entertainment - 0.4%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,263,913
4.88%, 06/15/2030 (B)	2,651,000	2,952,684
5.38%, 11/15/2029 (B)	1,275,000	1,457,899

		8,674,496

Equity Real Estate Investment Trusts - 2.9%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	4,945,000	4,759,562
6.00%, 04/15/2025 (B)	3,212,000	3,325,737
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	3,167,000	3,088,458
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	1,881,000	1,783,545
5.25%, 03/15/2028 (B)	6,992,000	7,093,804
iStar, Inc.
4.25%, 08/01/2025 12/06/2019 - 01/13/2020	4,591,000	4,559,715
5.50%, 02/15/2026	3,995,000	4,064,912
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B) (J)	3,431,000	3,525,353
4.63%, 06/15/2025 (B) (J)	1,364,000	1,425,380
5.75%, 02/01/2027 (J)	2,539,000	2,805,595
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	5,269,000	5,064,826
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	2,397,000	2,438,948
7.50%, 06/01/2025 (B)	6,323,000	6,626,504
SBA Communications Corp.
3.13%, 02/01/2029	5,735,000	5,344,733
3.88%, 02/15/2027	3,057,000	3,087,570

		58,994,642

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	1,607,000	1,558,035
3.50%, 03/15/2029 (A) (B)	5,957,000	5,624,361
4.63%, 01/15/2027 (B)	3,772,000	3,860,642
7.50%, 03/15/2026 (B)	1,383,000	1,465,959

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (B)	$ 5,568,000	$ 5,360,481
Rite Aid Corp.
7.50%, 07/01/2025 (B)	4,594,000	4,527,754
8.00%, 11/15/2026 (B)	5,255,000	5,156,469

		27,553,701

Food Products - 2.5%
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,454,000	4,624,355
4.88%, 10/01/2049	3,922,000	4,471,037
5.00%, 07/15/2035	6,669,000	7,596,110
6.88%, 01/26/2039	1,374,000	1,864,768
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	3,721,000	3,532,159
5.88%, 09/30/2027 (B)	8,243,000	8,606,537
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	3,825,000	3,638,531
4.63%, 04/15/2030 (B)	2,134,000	2,056,642
5.50%, 12/15/2029 (B)	9,336,000	9,589,846
5.63%, 01/15/2028 (B)	3,856,000	3,945,498

		49,925,483

Health Care Equipment & Supplies - 0.4%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (B)	7,815,000	7,518,577

Health Care Providers & Services - 5.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	4,960,000	4,873,200
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	673,275
5.13%, 03/01/2030 (B)	1,261,000	1,229,727
6.13%, 08/01/2028 (B)	5,472,000	5,660,292
Centene Corp.
3.38%, 02/15/2030	501,000	491,631
4.25%, 12/15/2027	1,993,000	2,043,802
4.63%, 12/15/2029	1,024,000	1,064,776
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (G)	6,407,000	6,376,375
5.63%, 03/15/2027 (B)	398,000	400,621
6.63%, 02/15/2025 (B)	5,126,000	5,304,897
6.88%, 04/15/2029 (B)	674,000	666,418
8.00%, 03/15/2026 (B)	11,296,000	11,758,515
DaVita, Inc.
3.75%, 02/15/2031 (B)	8,237,000	7,567,332
4.63%, 06/01/2030 (B)	5,365,000	5,219,877
Encompass Health Corp.
4.50%, 02/01/2028	2,185,000	2,179,537
4.63%, 04/01/2031	638,000	625,770
4.75%, 02/01/2030	2,206,000	2,178,425
5.75%, 09/15/2025	6,707,000	6,774,070
HCA, Inc.
3.50%, 09/01/2030	3,454,000	3,454,000
5.38%, 02/01/2025	4,023,000	4,304,610
5.88%, 02/15/2026 - 02/01/2029	12,238,000	13,405,161
7.50%, 11/06/2033	441,000	609,131
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	5,038,000	4,857,123
4.88%, 01/01/2026 (B)	2,460,000	2,471,119
5.13%, 11/01/2027 (B)	3,225,000	3,240,948
6.13%, 10/01/2028 (B)	11,941,000	11,958,911
6.75%, 06/15/2023	2,401,000	2,514,723
7.50%, 04/01/2025 (B)	640,000	666,734

		112,571,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	$ 3,641,000	$ 3,567,088
4.00%, 10/15/2030 (B)	4,993,000	4,621,870
Boyd Gaming Corp.
4.75%, 12/01/2027	2,837,000	2,822,616
4.75%, 06/15/2031 (B)	1,179,000	1,157,236
8.63%, 06/01/2025 (B)	675,000	716,107
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	5,149,000	5,171,141
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (B)	5,236,000	5,012,959
Carnival Corp.
6.00%, 05/01/2029 (B)	5,225,000	5,026,450
7.63%, 03/01/2026 (B)	2,058,000	2,099,160
10.50%, 02/01/2026 (B)	2,643,000	2,968,089
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	4,109,000	4,216,799
5.38%, 05/01/2025 (B)	1,265,000	1,295,828
5.75%, 05/01/2028 (B)	493,000	518,266
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	5,142,000	4,981,325
5.00%, 06/01/2029 (B)	2,615,000	2,601,925
International Game Technology PLC
4.13%, 04/15/2026 (B)	1,852,000	1,856,630
5.25%, 01/15/2029 (B)	780,000	796,645
6.25%, 01/15/2027 (B)	3,038,000	3,306,028
6.50%, 02/15/2025 (B)	2,946,000	3,135,207
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (B)	5,857,000	5,821,097
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (B)	1,715,000	1,682,484
MGM Resorts International
4.75%, 10/15/2028	3,858,000	3,826,519
5.50%, 04/15/2027	5,448,000	5,615,199
5.75%, 06/15/2025	2,657,000	2,789,850
6.75%, 05/01/2025	1,938,000	2,005,830
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	2,402,000	2,204,556
5.88%, 03/15/2026 (B)	3,343,000	3,184,207
10.25%, 02/01/2026 (B)	1,418,000	1,605,885
12.25%, 05/15/2024 (B)	2,228,000	2,594,952
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A) (B)	1,545,000	1,441,524
5.38%, 07/15/2027 (B)	3,082,000	2,978,445
5.50%, 04/01/2028 (B)	2,469,000	2,395,646
9.13%, 06/15/2023 (B)	1,021,000	1,075,623
10.88%, 06/01/2023 (B)	1,529,000	1,637,100
11.50%, 06/01/2025 (B)	861,000	952,896
Scientific Games International, Inc.
5.00%, 10/15/2025 (B) (J)	4,047,000	4,130,874
7.00%, 05/15/2028 (B) (J)	5,340,000	5,608,335
8.25%, 03/15/2026 (B) (J)	4,694,000	4,899,362
Station Casinos LLC
4.50%, 02/15/2028 (B)	5,596,000	5,433,492
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	3,427,000	3,308,117
5.65%, 04/01/2024	3,970,000	4,178,326
6.00%, 04/01/2027	6,016,000	6,286,720
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	6,859,000	6,240,661
6.25%, 05/15/2025 (B)	5,512,000	5,429,320
7.00%, 02/15/2029 (B)	2,205,000	2,111,354

		145,309,743

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 1.7%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	$ 3,210,000	$ 3,290,250
6.75%, 03/15/2025	4,144,000	4,226,880
7.25%, 10/15/2029	5,316,000	5,674,830
Century Communities, Inc.
3.88%, 08/15/2029 (B)	7,681,000	7,354,558
6.75%, 06/01/2027	2,071,000	2,154,901
KB Home
7.50%, 09/15/2022	3,108,000	3,209,010
7.63%, 05/15/2023	4,095,000	4,253,681
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,679,900
6.00%, 06/01/2025	2,754,000	2,974,320

		34,818,330

Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	3,363,000	3,211,665
Spectrum Brands, Inc.
3.88%, 03/15/2031 (B)	4,361,000	4,099,340

		7,311,005

Independent Power & Renewable Electricity Producers - 1.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	6,247,000	5,675,587
4.50%, 02/15/2028 (B)	4,965,000	4,842,017
5.00%, 02/01/2031 (B)	1,552,000	1,462,760
5.13%, 03/15/2028 (B)	2,702,000	2,635,882
5.25%, 06/01/2026 (B)	1,978,000	2,013,604
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	2,875,000	2,706,726
4.75%, 03/15/2028 (B)	3,167,000	3,253,633

		22,590,209

Insurance - 1.6%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	5,575,000	5,555,837
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (D), 02/12/2067 (B)	7,827,000	7,515,791
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.52% (D), 05/17/2066	14,233,000	12,382,710
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (B)	6,816,000	7,487,914

		32,942,252

IT Services - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	6,217,000	6,123,745
Gartner, Inc.
3.63%, 06/15/2029 (B)	326,000	316,628
3.75%, 10/01/2030 (B)	2,262,000	2,196,968
4.50%, 07/01/2028 (B)	5,333,000	5,435,500
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	7,748,000	7,229,116

		21,301,957

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	$ 2,583,000	$ 2,892,960
6.20%, 10/01/2040	615,000	757,400

		3,650,360

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	1,438,000	1,387,239
4.00%, 03/15/2031 (B)	1,438,000	1,384,075

		2,771,314

Machinery - 1.4%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	4,268,000	3,965,570
Madison IAQ LLC
4.13%, 06/30/2028 (B)	3,181,000	3,029,902
5.88%, 06/30/2029 (B)	994,000	918,660
Meritor, Inc.
4.50%, 12/15/2028 (B)	883,000	859,601
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	10,029,000	10,297,777
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	4,399,000	4,286,869
Wabash National Corp.
4.50%, 10/15/2028 (B)	4,710,000	4,565,309

		27,923,688

Media - 10.7%
Adelphia
10.25%, 06/15/2049 - 11/01/2049 (K) (L) (M)	1,460,000	102
Adelphia Communications Corp.
9.25%, 10/01/2049 (K) (L) (M)	1,305,000	91
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	4,642,000	4,367,170
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	7,189,000	6,761,523
4.50%, 08/15/2030 (B)	6,451,000	6,299,402
4.50%, 05/01/2032	6,830,000	6,582,412
4.75%, 03/01/2030 - 02/01/2032 (B)	9,694,000	9,583,219
5.00%, 02/01/2028 (B)	3,937,000	3,976,370
5.38%, 06/01/2029 (B)	2,325,000	2,395,843
5.50%, 05/01/2026 (B)	2,764,000	2,829,645
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (B)	5,055,000	5,238,244
7.75%, 04/15/2028 (B)	2,244,000	2,328,150
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	6,856,000	6,856,000
CSC Holdings LLC
4.50%, 11/15/2031 (B)	4,250,000	3,959,895
4.63%, 12/01/2030 (B)	15,497,000	13,772,734
5.38%, 02/01/2028 (A) (B)	3,600,000	3,609,000
6.50%, 02/01/2029 (B)	3,262,000	3,396,068
7.50%, 04/01/2028 (B)	3,331,000	3,445,087
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	10,476,000	4,818,960
6.63%, 08/15/2027 (B)	609,000	156,818
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	9,774,000	9,810,164
DISH DBS Corp.
5.00%, 03/15/2023	4,230,000	4,297,024
5.25%, 12/01/2026 (B)	3,875,000	3,758,750
5.75%, 12/01/2028 (B)	3,966,000	3,813,349

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp. (continued)
5.88%, 07/15/2022	$ 2,238,000	$ 2,266,188
7.38%, 07/01/2028 (A)	3,175,000	3,068,161
7.75%, 07/01/2026	3,358,000	3,458,740
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	5,048,000	4,974,047
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	6,827,000	6,538,354
7.00%, 05/15/2027 (B)	7,283,000	7,672,167
iHeartCommunications, Inc.
6.38%, 05/01/2026	1,873,000	1,940,453
8.38%, 05/01/2027	8,588,759	8,968,811
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	1,093,000	1,071,905
6.75%, 10/15/2027 (B)	7,323,000	7,609,860
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	2,429,000	2,234,680
5.50%, 03/01/2030 (A) (B)	5,395,000	4,990,645
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	1,825,000	1,749,810
4.13%, 07/01/2030 (B)	3,750,000	3,572,738
5.00%, 08/01/2027 (B)	250,000	255,625
5.50%, 07/01/2029 (B)	3,198,000	3,306,348
TEGNA, Inc.
4.63%, 03/15/2028	3,058,000	2,999,225
4.75%, 03/15/2026 (B)	2,229,000	2,265,221
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	4,399,000	4,617,674
9.50%, 05/01/2025 (B)	979,000	1,027,950
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	8,806,000	8,707,021
UPC Holding BV
5.50%, 01/15/2028 (B)	3,000,000	3,047,145
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	5,449,000	5,128,871
VZ Secured Financing BV
5.00%, 01/15/2032	8,734,000	8,420,275
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	3,225,000	3,301,594

		215,249,528

Metals & Mining - 3.5%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	3,323,000	3,505,765
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (B)	5,109,000	5,353,159
Constellium SE
5.63%, 06/15/2028 (B)	5,326,000	5,459,150
5.88%, 02/15/2026 01/22/2020 - 12/16/2020 (B)	8,910,000	8,987,962
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (B)	3,589,000	3,602,378
7.50%, 04/01/2025 (B)	2,002,000	2,047,045
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,142,000	3,212,695
4.25%, 03/01/2030	2,492,000	2,529,380
4.38%, 08/01/2028	4,277,000	4,409,373
4.55%, 11/14/2024	2,275,000	2,389,433
4.63%, 08/01/2030 (A)	3,527,000	3,669,314
5.45%, 03/15/2043	3,827,000	4,501,509
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	6,732,000	7,203,745
New Gold, Inc.
6.38%, 05/15/2025 (B)	1,037,000	1,057,740
7.50%, 07/15/2027 (B)	7,732,000	8,118,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (B)	$ 595,000	$ 576,377
3.88%, 08/15/2031 (B)	612,000	575,280
4.75%, 01/30/2030 (B)	4,021,000	4,010,947

		71,209,852

Oil, Gas & Consumable Fuels - 10.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	4,910,000	4,942,357
7.88%, 05/15/2026 (B)	4,584,000	4,927,800
Antero Resources Corp.
8.38%, 07/15/2026 (B)	874,000	974,807
Apache Corp.
4.63%, 11/15/2025	2,193,000	2,287,825
Callon Petroleum Co.
6.13%, 10/01/2024 (A)	6,134,000	6,134,000
6.38%, 07/01/2026	2,575,000	2,484,875
8.00%, 08/01/2028 (A) (B)	813,000	828,244
8.25%, 07/15/2025	4,645,000	4,563,712
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,058,594
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,672,000	5,643,328
Cheniere Energy, Inc.
4.63%, 10/15/2028	2,121,000	2,152,815
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	2,697,000	2,688,518
7.50%, 04/30/2026	651,618	651,618
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	3,966,000	3,941,212
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	225,101
5.63%, 10/15/2025 (B)	13,411,000	13,511,180
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	5,081,000	4,867,750
DCP Midstream Operating LP
5.38%, 07/15/2025	5,293,000	5,572,206
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	3,338,000	3,296,275
4.38%, 06/15/2031 (B)	835,000	824,563
eG Global Finance PLC
6.75%, 02/07/2025 (B)	5,529,000	5,510,340
8.50%, 10/30/2025 (B)	2,947,000	2,987,742
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	1,507,000	1,555,977
6.50%, 07/01/2027 (B)	2,980,000	3,131,168
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	272,000	262,480
5.13%, 06/15/2028 (B)	4,881,000	4,973,690
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	2,000,000	2,055,000
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	3,255,864
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	853,000	780,683
10.50%, 05/15/2027 (B)	3,210,000	3,148,015
NuStar Logistics LP
5.63%, 04/28/2027	4,354,000	4,457,407
5.75%, 10/01/2025	1,223,000	1,276,506
6.00%, 06/01/2026	531,000	556,950
Oasis Midstream Partners LP / OMP Finance Corp.
8.00%, 04/01/2029 (B)	8,532,000	9,054,585
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	3,905,000	4,011,138

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
5.88%, 09/01/2025	$ 4,668,000	$ 4,988,925
6.13%, 01/01/2031	871,000	1,005,352
6.20%, 03/15/2040	3,040,000	3,518,800
6.45%, 09/15/2036	9,951,000	12,087,480
6.60%, 03/15/2046	1,860,000	2,338,359
6.63%, 09/01/2030	3,228,000	3,788,090
7.15%, 05/15/2028	4,012,000	4,518,515
Ovintiv, Inc.
7.38%, 11/01/2031	2,355,000	3,021,234
Parkland Corp.
4.50%, 10/01/2029 (B)	1,943,000	1,871,867
4.63%, 05/01/2030 (B)	1,108,000	1,063,680
5.88%, 07/15/2027 (B)	3,894,000	4,014,987
PDC Energy, Inc.
6.13%, 09/15/2024	4,929,000	4,978,290
SM Energy Co.
6.50%, 07/15/2028	512,000	528,896
6.63%, 01/15/2027 (A)	4,965,000	5,101,537
6.75%, 09/15/2026 (A)	4,303,000	4,346,030
Southwestern Energy Co.
4.75%, 02/01/2032	1,828,000	1,824,911
5.38%, 03/15/2030	2,407,000	2,466,453
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	4,578,000	4,088,291
8.50%, 10/15/2026 (B)	2,171,000	2,224,624
Summit Midstream Partners LP
Fixed until 12/15/2022 (C), 9.50%	4,423,000	3,817,049
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	2,747,000	2,734,364
4.88%, 02/01/2031	7,857,000	8,210,565
5.00%, 01/15/2028	3,140,000	3,218,500
5.50%, 03/01/2030	4,336,000	4,590,740
6.50%, 07/15/2027	1,228,000	1,302,540
Western Midstream Operating LP
5.30%, 03/01/2048	3,915,000	4,324,431

		216,568,835

Paper & Forest Products - 0.6%
Domtar Corp.
6.75%, 10/01/2028 (B)	4,560,000	4,476,461
Glatfelter Corp.
4.75%, 11/15/2029 (B)	8,159,000	8,237,983

		12,714,444

Personal Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	5,205,000	5,225,716
6.50%, 04/15/2026 (B)	4,074,000	4,125,577

		9,351,293

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	5,188,000	5,246,365
9.25%, 04/01/2026 (B)	2,121,000	2,194,853
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	2,425,000	1,978,240
5.25%, 01/30/2030 - 02/15/2031 (B)	3,033,000	2,443,212
5.50%, 11/01/2025 (B)	1,745,000	1,758,681
6.13%, 04/15/2025 (B)	3,285,000	3,348,236
7.00%, 01/15/2028 (B)	3,255,000	2,917,294
9.00%, 12/15/2025 (B) (J)	1,753,000	1,823,207
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (B)	5,260,000	3,561,336
9.50%, 07/31/2027 (B)	1,889,000	1,865,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (B)	$ 3,300,000	$ 3,133,317
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	4,260,000	4,208,028
5.13%, 04/30/2031 (B)	2,195,000	2,192,904
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	8,513,000	8,574,294

		45,245,732

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	4,118,000	4,348,320

Road & Rail - 1.2%
Avolon Holdings Funding Ltd.
5.13%, 10/01/2023 (B)	3,558,000	3,709,809
Hertz Corp.
4.63%, 12/01/2026 (B)	593,000	575,329
5.00%, 12/01/2029 (B)	1,202,000	1,159,329
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022 (B)	971,000	988,560
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	6,522,000	6,326,340
7.50%, 09/15/2027 (B)	6,466,000	6,884,997
8.00%, 11/01/2026 (B)	4,886,000	5,181,163

		24,825,527

Software - 1.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	6,095,000	5,714,063
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	7,057,000	6,880,575
NCR Corp.
5.00%, 10/01/2028 (B)	2,808,000	2,789,917
5.13%, 04/15/2029 (B)	4,740,000	4,732,369
5.25%, 10/01/2030 (B)	2,215,000	2,177,832
5.75%, 09/01/2027 (B)	1,656,000	1,682,065
6.13%, 09/01/2029 (B)	4,085,000	4,293,539

		28,270,360

Specialty Retail - 1.3%
Bath & Body Works, Inc.
5.25%, 02/01/2028	963,000	1,009,561
6.75%, 07/01/2036	2,541,000	2,903,093
6.88%, 11/01/2035	1,903,000	2,188,450
7.50%, 06/15/2029	4,485,000	4,897,172
9.38%, 07/01/2025 (B)	522,000	624,330
Gap, Inc.
3.63%, 10/01/2029 (B)	1,052,000	978,570
3.88%, 10/01/2031 (B)	1,052,000	974,962
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (B)	4,968,000	5,228,820
Staples, Inc.
7.50%, 04/15/2026 (B)	6,865,000	6,770,606

		25,575,564

Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman
4.88%, 03/01/2024	3,521,000	3,644,235
Western Digital Corp.
4.75%, 02/15/2026	5,292,000	5,564,538

		9,208,773

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.2%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	$ 5,797,000	$ 6,028,880
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	8,525,000	8,771,969
United Rentals North America, Inc.
3.75%, 01/15/2032	3,473,000	3,325,397
4.00%, 07/15/2030	6,263,000	6,167,427

		24,293,673

Wireless Telecommunication Services - 1.8%
Altice France SA
5.50%, 10/15/2029 (B)	5,391,000	5,108,997
8.13%, 02/01/2027 (B)	3,803,000	4,020,684
Sprint Corp.
7.13%, 06/15/2024	8,138,000	8,870,420
7.63%, 03/01/2026	1,850,000	2,118,250
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,363,000	1,313,591
2.63%, 02/15/2029	1,439,000	1,349,739
2.88%, 02/15/2031	1,460,000	1,372,400
3.38%, 04/15/2029 (B)	4,097,000	4,012,274
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	4,955,000	4,595,762
4.75%, 07/15/2031 (B)	3,279,000	3,133,675

		35,895,792

Total Corporate Debt Securities (Cost $1,939,888,767)		1,930,263,724

LOAN ASSIGNMENTS - 1.5%
Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.36% (D), 12/15/2027	5,009,865	5,020,010
Term Loan B2,
1-Month LIBOR + 4.00%, 4.11% (D), 12/15/2027	2,625,000	2,625,937

		7,645,947

Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (D), 05/01/2028	6,508,815	6,492,543
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.11% (D), 03/09/2027	4,476,329	4,409,184

		10,901,727

Hotels, Restaurants & Leisure - 0.5%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (D), 12/11/2026	10,175,540	10,168,275

Total Loan Assignments (Cost $28,492,932)		28,715,949

	Shares	Value
COMMON STOCKS - 0.7%
Building Products - 0.6%
AMH New Finance, Inc. (H) (L) (M)	1,593,380	$ 12,093,755

Electric Utilities - 0.0% (N)
Homer City Generation LLC (H) (J) (L) (M)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.1%
Civitas Resources, Inc.	31,436	1,713,262

Software - 0.0% (N)
ASG WT Corp. (H) (L) (M)	1,265	103,856

Total Common Stocks (Cost $23,464,232)		13,913,580

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (O)	52,903,540	52,903,540

Total Other Investment Company (Cost $52,903,540)		52,903,540

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (O), dated 01/31/2022, to be repurchased at $17,724,916 on 02/01/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $18,079,508.	$ 17,724,916	17,724,916

Total Repurchase Agreement (Cost $17,724,916)		17,724,916

Total Investments (Cost $2,062,474,387)		2,043,521,709
Net Other Assets (Liabilities) - (1.9)%		(37,386,327)

Net Assets - 100.0%		$ 2,006,135,382

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,930,263,531	$193	$1,930,263,724
Loan Assignments	—	28,715,949	—	28,715,949
Common Stocks	1,713,262	—	12,200,318	13,913,580
Other Investment Company	52,903,540	—	—	52,903,540
Repurchase Agreement	—	17,724,916	—	17,724,916

Total Investments	$54,616,802	$1,976,704,396	$12,200,511	$2,043,521,709

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $52,914,545, collateralized by cash collateral of $52,903,540 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,122,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $1,359,808,550, representing 67.8% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Security deemed worthless.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Non-income producing securities.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the value of this security is $1,473,300, representing 0.1% of the Fund’s net assets.
(J)	Restricted securities. At January 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.88%, 02/15/2029	11/17/2020	$3,431,000	$3,525,353	0.2%
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.63%, 06/15/2025	06/02/2020	1,364,000	1,425,380	0.1
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	01/22/2019	2,539,000	2,805,595	0.1
Corporate Debt Securities	Scientific Games International, Inc. 5.00%, 10/15/2025	01/31/2018 - 04/29/2020	4,034,000	4,130,874	0.2
Corporate Debt Securities	Scientific Games International, Inc. 7.00%, 05/15/2028	11/12/2019 - 08/23/2021	5,442,953	5,608,335	0.3
Corporate Debt Securities	Scientific Games International, Inc. 8.25%, 03/15/2026	03/05/2019 - 01/13/2020	5,026,287	4,899,362	0.2
Corporate Debt Securities	Bausch Health Cos., Inc. 9.00%, 12/15/2025	06/02/2021	1,875,710	1,823,207	0.1
Common Stocks	Homer City Generation LLC	01/10/2011 - 03/24/2017	13,906,767	2,707	0.0	(N)

Total			$37,619,717	$24,220,813	1.2%

(K)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(L)	Securities are Level 3 of the fair value hierarchy.

Transamerica Funds	Page 9

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $12,200,511, representing 0.6% of the Fund’s net assets.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at January 31, 2022.
(P)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 11

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 12